Changes in accumulated other comprehensive income (loss) for postretirement plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014
Recognized During Year [Abstract]
Prior service cost	$ 0	$ (200)	$ (961)
Ocurring During Year [Abstract]
Total Increase in AOCL	(41,810)	(1,983)
Other Postretirement Benefit Plans Defined Benefit [Member]
Recognized During Year [Abstract]
Prior service cost	0	(200)	(961)
Actuarial losses	(1,892)	(2,162)	(1,068)
Ocurring During Year [Abstract]
Net prior service cost (credit)	(18,670)	0		(3,800)
Net actuarial losses	(21,248)	(21)
Accumulated other comprehensive loss	$ (6,324)	$ 35,486	$ 37,469